Reinsurance - Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Life Insurance in Force
Direct earned premiums	$ 750.4	$ 954.9	$ 1,021.7
Premiums assumed	4.6	4.3	58.8
Premiums ceded	(750.2)	(953.7)	(900.2)
Net earned premiums	4.8	5.5	180.3
Direct policyholder benefits	763.3	853.1	1,242.7
Policyholder benefits assumed	14.4	13.4	41.1
Policyholder benefits ceded	(714.6)	(807.9)	(1,131.1)
Net policyholder benefits	63.1	58.6	152.7
Long Duration
Life Insurance in Force
Direct earned premiums	182.2	198.0	213.7
Premiums assumed	3.2	3.6	4.6
Premiums ceded	(180.6)	(196.1)	(200.6)
Net earned premiums	4.8	5.5	17.7
Direct policyholder benefits	399.6	413.6	695.8
Policyholder benefits assumed	14.4	13.4	15.5
Policyholder benefits ceded	(350.9)	(372.3)	(672.2)
Net policyholder benefits	63.1	54.7	39.1
Short Duration
Life Insurance in Force
Direct earned premiums	568.2	756.9	808.0
Premiums assumed	1.4	0.7	54.2
Premiums ceded	(569.6)	(757.6)	(699.6)
Net earned premiums	0.0	0.0	162.6
Direct policyholder benefits	363.7	439.5	546.9
Policyholder benefits assumed	0.0	0.0	25.6
Policyholder benefits ceded	(363.7)	(435.6)	(458.9)
Net policyholder benefits	$ 0.0	$ 3.9	$ 113.6